EQUIPMENT	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
EQUIPMENT [Abstract]
EQUIPMENT

NOTE 3	EQUIPMENT

Depreciation expense related to the Company's photovoltaic system was $0 and $6,283 for the six months ended October 31, 2013 and 2012 and was $25,610 for the period from December 9, 2010 (inception) to October 31, 2013. During the year ended April 30, 2013 the equipment was fully impaired, and the Company recognized a loss of $36,708 for the remaining balance.

NOTE 3	EQUIPMENT

At April 30, 2013 and April 30, 2012, equipment consisted of the following:

	April 30, 2013	April 30, 2012
Equipment	$25,610	$62,318
Less accumulated depreciation	(25,610)	(13,044)
Total equipment, net	$-	$49,274

Depreciation and amortization expense for the years ended April 30, 2013 and 2012 and for the period from December 9, 2010 (inception) to April 30, 2013 was $12,566, $12,464, and $25,610, respectively.

During the year ended April 30, 2013, the Company determined that the equipment is fully impaired and recognized an impairment of $36,708.